PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
PERSONNEL EXPENSES
Summary of personnel related expenses
In Thousands of US Dollars
Description	2024	2023	2022
Salaries and compensation	$425	$585	$1,100
Employer contributions	38	38	43
Short-term employee benefits	7	7	9
Stock-based compensation	671	3,357	412
Total	$1,141	$3,987	$1,564